Segment information	12 Months Ended
Mar. 29, 2020
Operating Segments [Abstract]
Segment information
Segment information
The Company has three reportable operating segments: Direct-to-Consumer, Wholesale, and Other. The Company measures each reportable operating segment’s performance based on revenue and segment operating income, which is the profit metric utilized by the Company’s chief operating decision maker, the President and Chief Executive Officer, for assessing the performance of operating segments. None of the reportable operating segments are reliant on any single external customer.
The Company does not report total assets or total liabilities based on its reportable operating segments.

	Year ended March 29, 2020
	Direct-to-Consumer	Wholesale	Other	Total
	$	$	$	$
Revenue	525.0	424.0	9.1	958.1
Cost of sales	130.0	226.2	8.6	364.8
Gross profit	395.0	197.8	0.5	593.3
Selling, general and administrative expenses	107.4	49.9	193.2	350.5
Depreciation and amortization	38.6	2.8	9.3	50.7
Operating income	249.0	145.1	(202.0)	192.1
Net interest and other finance costs				28.4
Income before income taxes				163.7

	Year ended March 31, 2019
	Direct-to-Consumer	Wholesale	Other	Total
	$	$	$	$
Revenue	431.3	394.7	4.5	830.5
Cost of sales	106.7	202.2	4.8	313.7
Gross profit	324.6	192.5	(0.3)	516.8
Selling, general and administrative expenses	93.9	39.1	169.1	302.1
Depreciation and amortization	7.4	2.3	8.3	18.0
Operating income	223.3	151.1	(177.7)	196.7
Net interest and other finance costs				14.2
Income before income taxes				182.5

	Year ended March 31, 2018
	Direct-to-Consumer	Wholesale	Other	Total
	$	$	$	$
Revenue	255.0	334.6	1.6	591.2
Cost of sales	65.2	177.1	1.3	243.6
Gross profit	189.8	157.5	0.3	347.6
Selling, general and administrative expenses	58.0	34.4	107.7	200.1
Depreciation and amortization	3.6	2.0	3.8	9.4
Operating income	128.2	121.1	(111.2)	138.1
Net interest and other finance costs				12.9
Income before income taxes				125.2

Effective April 1, 2019, the Company changed its measure of segment operating income to include depreciation and amortization on assets, including right-of-use assets in the current period, directly used in those segments. Prior to the first quarter of fiscal 2020, depreciation and amortization were not allocated to the Company's operating segments. In addition, certain selling, general and administrative expenses have been allocated to better align with the operating segment to which they relate. Prior period operating income by segment has been restated to include depreciation and amortization and to conform with the presentation adopted in the current year.
In the fourth quarter of fiscal 2020, the Company also revised the previous Unallocated segment to the Other segment and included sales and costs not directly allocated to the Direct-to-Consumer or Wholesale channels, such as sales to employees. Comparative information has been restated to conform with the presentation adopted in the current year.
Geographic information
The Company determines the geographic location of revenue based on the location of its customers.

	Year ended
	March 29, 2020	March 31, 2019	March 31, 2018
	$	$	$
Canada	293.1	293.3	228.8
United States	279.0	251.1	184.2
Asia	199.9	112.1	36.1
Europe and Rest of World	186.1	174.0	142.1
Revenue	958.1	830.5	591.2